SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 20, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) shares
Number of options
Number of options, Granted (in shares) | shares		0	0
Options granted to employees | Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	¥ 6,017
Options granted to employees | Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	13,172
Options granted to employees | General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	119,654
Options granted to employees | Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	¥ 24,268
Options granted to employees | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		4,294,256	4,294,256
Number of options, Exercised (in shares) | shares		(1,177,249)	(1,177,249)
Number of options, Forfeited/Expired (in shares) | shares		(325,549)	(325,549)
Number of options, End of the year (in shares) | shares		2,791,458	2,791,458	4,294,256
Vested and expected to vest, End of the year (in shares) | shares		2,791,458						2,791,458
Exercisable, End of the year (in shares) | shares		1,926,205						1,926,205
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)			$ 0.75
Weighted-average exercise price, Exercised (in dollars per share)			0.75
Weighted-average exercise price, Forfeited/Expired (in dollars per share)			0.75
Weighted-average exercise price, End of the year (in dollars per share)			0.75		$ 0.75
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)			0.75
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)			0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)			6.65
Weighted-average grant-date fair value, Granted (in dollars per share)			9.55				$ 8.63
Weighted-average grant-date fair value, Exercised (in dollars per share)			5.86
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)			8.05
Weighted-average grant-date fair value, End of the year (in dollars per share)			6.83		$ 6.65
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)			6.83
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)			$ 6.14
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		12 years 3 days	12 years 3 days	12 years 11 months 12 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		12 years 3 days	12 years 3 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		11 years 9 months 14 days	11 years 9 months 14 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $					$ 14,430			$ 13,428
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $			$ 13,428
Aggregate intrinsic Value, Exercisable at end of the year | $			9,266
Intrinsic value of options exercised		¥ 860,607	$ 123,618	¥ 792,192
Number of options, Exercised (in shares) | shares		1,177,249	1,177,249
Weighted average grant-date fair value of equity awards granted			$ 9.55				$ 8.63
Total fair value of the equity awards vested		¥ 48,452	$ 6,960	¥ 101,966		¥ 87,812
Options granted to employees | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		0	0
Number of options, Granted (in shares) | shares		0	0
Number of options, End of the year (in shares) | shares		0	0	0
Vested and expected to vest, End of the year (in shares) | shares		865,253						865,253
Aggregate intrinsic Value
Unrecognized compensation cost		¥ 24,722						$ 3,551
Estimated weighted-average amortization period		1 year 6 months	1 year 6 months